Leases (Details) - Schedule of Associated Financial Statement - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Operating lease right-of-use assets, net	$ 18,020	$ 27,880
Liabilities
Operating lease liabilities, current	6,315	9,634
Operating lease liabilities, non-current	$ 10,899	$ 17,507
Weighted average remaining lease term (in years)	4 years 8 months 1 day	5 years 1 month 6 days
Weighted average discount rate (%)	5.84%	5.78%